Segments (Tables)	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Summarizes of Gross Revenue by Revenue

The following table summarizes gross revenue by revenue type:

	Three months ended September 30,		Nine months ended September 30,
	2019	2020	2019	2020
Payments-based revenue	$171.9	$196.8	$465.4	$494.4
Subscription and other revenues	21.9	18.0	63.9	61.6

Total gross revenue	193.8	214.8	529.3	556.0
Less: network fees	114.1	127.1	308.0	321.8
Less: Other costs of sales	33.1	36.2	92.5	105.9

Gross profit	$46.6	$51.5	$128.8	$128.3